Note 11 - Finance Expenses and Income	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
11.	FINANCE EXPENSES AND INCOME

(a)	Finance expenses

	2020	2019	2018
Interest expense	(1,786.6)	(1,514.3)	(1,488.1)
Capitalized borrowings	-	-	0.4
Net Interest on pension plans	(117.2)	(105.3)	(103.0)
Losses on hedging instruments and exclusive investment funds (i)	(1,919.3)	(1,286.0)	(1,181.2)
Interest on provision for disputes and litigation	(208.8)	(163.9)	(132.7)
Exchange variations	(706.4)	(637.2)	(756.9)
Interest and foreign exchange rate on loans to/from related parties	-	(41.5)	(8.0)
Financial instruments at fair value through profit or loss	(4.3)	(310.4)	(107.1)
Tax on financial transactions	(335.0)	(202.1)	(337.6)
Bank guarantee expenses	(188.0)	(136.2)	(126.3)
Other financial results	(164.9)	(172.1)	(264.6)
	(5,430.5)	(4,569.0)	(4,505.1)

Exceptional finance expense	-	(179.4)	(179.1)
	(5,430.5)	(4,748.4)	(4,684.2)

(i) The variation refers, for the most part, to the Equity Swap, which changes according to the changes in share price.

The exceptional finance expenses refer to the payment of Amnesty in the State of Mato Grosso, in the amount of
R$101.9,
and the realization of exchange variations on loans settled with related parties, historically recognized in shareholders' equity, in the amount of
R$77.5
at
December 31, 2019 (
R$179.1
in
December 31, 2018).

Interest expenses are presented net of the effects of interest rate derivative financial instruments which mitigate Ambev's interest rate risk (Note
28
-
Financial instruments and risks
). The interest expenses are as follow:

	2020	2019	2018
Financial instruments measured at amortized cost	(776.0)	(520.9)	(597.6)
Financial instruments at fair value through profit or loss	(1,010.6)	(993.4)	(890.5)
	(1,786.6)	(1,514.3)	(1,488.1)

(b)	Finance income

	2020	2019	2018
Interest income	2,245.5	1,068.0	454.0
Interest and foreign exchange rate on loans to/from related parties	10.6	-	-
Financial instruments at fair value through profit or loss	242.6	37.2	-
Other financial results	49.9	26.3	17.4
	2,548.6	1,131.5	471.4

Exceptional finance income	-	161.2	-
Effect of application of IAS 29 (hyperinflation)	447.4	346.2	182.5
	2,996.0	1,638.9	653.9

Interest income arises from the following financial assets:

	2020	2019	2018
Cash and cash equivalents	234.6	454.8	270.7
Investment securities held for trading	4.3	0.1	12.9
Other receivables (i)	2,006.6	613.1	170.4
	2,245.5	1,068.0	454.0

(i) Mainly related to monetary adjustments related to the exclusion of ICMS (VAT tax) from the basis of PIS and COFINS calculation, more details in Note
30
-
Contingencies
.